Goodwill and Other Intangible Assets	3 Months Ended
Mar. 29, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets
Changes in the carrying amount of goodwill for the period from December 28, 2014 to March 29, 2015, by reportable segment, are as follows:

	North America	Europe	Asia/Pacific	Latin America	RIMEA	Total
	(In millions)
Balance at December 28, 2014	$10,102	$3,454	$1,034	$197	$172	$14,959
Translation adjustments	(102)	(183)	(50)	(38)	(9)	(382)
Other	—	11	—	—	—	11
Balance at March 29, 2015	$10,000	$3,282	$984	$159	$163	$14,588

There are no accumulated impairment losses to goodwill as of March 29, 2015.
Intangible assets not subject to amortization at March 29, 2015 totaled $11.5 billion and consisted of $11.1 billion of trademarks, $370 million of licenses, and $43 million of other intangibles. Intangible assets not subject to amortization at December 28, 2014 totaled $11.9 billion and consisted of $11.5 billion of trademarks, $371 million of licenses, and $45 million of other intangible assets. The decrease in intangible assets, not subject to amortization expense, since December 28, 2014, is due to foreign currency translation adjustments.

Other intangible assets at March 29, 2015 and December 28, 2014, subject to amortization expense, are as follows:

	March 29, 2015			December 28, 2014
	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
	(In millions)
Customer-related assets	$1,273	$(112)	$1,161	$1,315	$(99)	$1,216
Licenses	117	(35)	82	118	(31)	87
Other	15	(3)	12	15	(2)	13
	$1,405	$(150)	$1,255	$1,448	$(132)	$1,316

Amortization expense for customer-related and other intangible assets was $23 million and $22 million for the first quarters ended March 29, 2015 and March 30, 2014 respectively. The remaining reduction in net customer-related and other intangible assets from December 28, 2014 to March 29, 2015 is related to foreign currency translation adjustments. Based upon the amortizable intangible assets recorded on the balance sheet as of March 29, 2015, average annual amortization expense for each of the next five years is estimated to be approximately $78 million.